As filed with the Securities and Exchange Commission on August 19, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 92.7%
Accommodation & Food Services: 3.3%
11,890	Darden Restaurants, Inc.	$753,112
14,376	Papa John's International, Inc.	977,568
11,534	Wyndham Worldwide Corp.	821,567
		2,552,247
Administrative & Support Services: 1.1%
26,511	Premier, Inc. *	866,910

Air Transportation: 3.7%
60,240	Controladora Vuela Compania de Aviacion SAB de CV - ADR *	1,125,886
28,912	Delta Air Lines, Inc.	1,053,264
17,298	Hawaiian Holdings, Inc. *	656,632
		2,835,782
Apparel Manufacturing: 1.0%
15,391	Michael Kors Holdings Ltd. *	761,547

Auto Components: 1.0%
9,406	Cooper-Standard Holding, Inc. *	742,980

Beverage & Tobacco Products: 4.4%
13,051	Altria Group, Inc.	899,997
8,163	PepsiCo, Inc.	864,788
15,665	Philip Morris International, Inc.	1,593,444
		3,358,229
Chemical Manufacturing: 6.3%
17,314	Gilead Sciences, Inc.	1,444,334
7,200	PPG Industries, Inc.	749,880
3,747	The Sherwin-Williams Co.	1,100,381
17,743	Trinseo SA *	761,707
10,373	W.R. Grace & Co.	759,407
		4,815,709
Communications Equipment: 1.0%
14,374	QUALCOMM, Inc.	770,015

Computer & Electronic Products: 6.1%
21,008	Agilent Technologies, Inc.	931,915
118,358	HP, Inc.	1,485,393
10,522	Motorola Solutions, Inc.	694,136
27,528	NCR Corp. *	764,453
27,124	Tessera Technologies, Inc.	831,079
		4,706,976
Consumer Products Manufacturing: 2.1%
11,886	Kimberly-Clark Corp.	1,634,087

Data Processing & Hosting: 1.4%
13,587	Citrix Systems, Inc. *	1,088,183

Enterprise Software: 1.1%
20,148	Oracle Corp.	824,658

Food Manufacturing: 2.0%
18,126	ConAgra Foods, Inc.	866,604
37,009	Dean Foods Co.	669,493
		1,536,097
General Merchandise Stores: 1.2%
17,856	Big Lots, Inc.	894,764

Health Care Supplies: 1.2%
20,181	Baxter International, Inc.	912,585

Insurance: 2.2%
11,720	American Financial Group, Inc.	866,459
31,491	Assured Guaranty Ltd.	798,927
		1,665,386
Internet Information: 1.0%
36,786	Acxiom Corp. *	808,924

Machinery Manufacturing: 1.3%
10,917	Toro Co.	962,879

Medical Equipment & Supplies Manufacturing: 1.0%
25,386	Myriad Genetics, Inc. *	776,812

Merchant Wholesalers: 6.3%
17,496	Applied Industrial Technologies, Inc.	789,769
22,433	HD Supply Holdings, Inc. *	781,117
10,626	MSC Industrial Direct Co., Inc. - Class A	749,771
11,630	Reliance Steel & Aluminum Co.	894,347
31,915	SYSCO Corp.	1,619,367
		4,834,371
Metal Manufacturing: 5.7%
34,556	BWX Technologies, Inc.	1,236,068
48,015	Commercial Metals Co.	811,454
9,766	Drew Industries, Inc.	828,548
14,950	POSCO - ADR	665,275
5,583	Snap-on, Inc.	881,109
		4,422,454
Mining: 2.2%
80,100	Barrick Gold Corp.	1,710,135

Oil & Gas: 2.3%
13,912	Apache Corp.	774,481
22,323	Newfield Exploration Co. *	986,230
		1,760,711
Petroleum & Coal Products Manufacturing: 2.1%
15,471	Chevron Corp.	1,621,825

Plastics & Rubber Manufacturing: 1.2%
8,770	Illinois Tool Works, Inc.	913,483

Professional, Scientific & Technical Services: 2.1%
29,913	Convergys Corp.	747,825
13,195	Quintiles Transnational Holdings, Inc. *	861,897
		1,609,722
Renewable Energy: 1.2%
18,665	First Solar, Inc. *	904,879

Retail Trade: 0.8%
16,103	Sohu.com, Inc. *	609,660

Securities & Financial Services: 2.8%
4,691	Affiliated Managers Group, Inc. *	660,352
30,571	Charles Schwab Corp.	773,752
11,418	ORIX Corp. - ADR	729,725
		2,163,829
Telecommunications: 4.3%
112,002	KT Corp. - ADR	1,597,149
35,990	Nippon Telegraph & Telephone Corp. - ADR	1,694,409
		3,291,558
Transportation Equipment Manufacturing: 8.3%
9,095	Curtiss-Wright Corp.	766,254
11,705	Lear Corp.	1,191,101
6,485	Lennox International, Inc.	924,761
21,195	Spirit AeroSystems Holdings, Inc. - Class A *	911,385
23,881	Thor Industries, Inc.	1,546,056
16,312	Visteon Corp.	1,073,492
		6,413,049
Truck Transportation: 1.0%
9,514	JB Hunt Transport Services, Inc.	769,968

Utilities: 7.4%
11,227	Edison International	872,001
20,228	Empresa Nacional De Electricidad - ADR	560,922
30,892	Korea Electric Power Corp. - ADR	801,030
33,596	NiSource, Inc.	890,966
15,684	Northwest Natural Gas Co.	1,016,637
20,174	PPL Corp.	761,568
13,809	Westar Energy, Inc.	774,547
		5,677,671
Water Transportation: 1.2%
21,064	Carnival Corp.	931,029

Wood Manufacturing: 1.4%
34,460	Masco Corp.	1,066,192

TOTAL COMMON STOCKS
(Cost $68,997,117)		71,215,306

REAL ESTATE INVESTMENT TRUSTS: 4.3%
11,455	Equity Residential	789,020
24,258	GEO Group, Inc.	829,139
16,897	Highwoods Properties, Inc.	892,162
13,363	Post Properties, Inc.	815,811
		3,326,132
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,142,253)		3,326,132

SHORT-TERM INVESTMENTS: 2.3%
Money Market Funds: 2.3%
1,767,854	Fidelity Institutional Money Market Fund - Government Portfolio, 0.270% **	1,767,854
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,767,854)		1,767,854
TOTAL INVESTMENTS IN SECURITIES: 99.3%
(Cost $73,907,224)		76,309,292
Other Assets in Excess of Liabilities: 0.7%		546,044
TOTAL NET ASSETS: 100.0%		$76,855,336

ADR	American Depositary Receipt
*	Non-income producing security.
**	Seven-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$74,060,212
Gross unrealized appreciation	5,325,720
Gross unrealized depreciation	(3,076,640)
Net unrealized appreciation	$2,249,080

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the CAN SLIM® Select Growth Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$71,215,306	$–	$–	$71,215,306
Real Estate Investment Trusts	3,326,132	–	–	$3,326,132
Short-Term Investments	1,767,854	–	–	$1,767,854
Total Investments in Securities	$76,309,292	$–	$–	$76,309,292

It is the Fund's policy to recognize transfers between level at the end of the Fund's reporting period.

The Fund did not record any transfers into or out of Levels 1 or 2 for the period ended June 30, 2016.

•	Investments in Securities of Unaffiliated Issuers [17 CFR 210.12-12];
•	Investments - Securities Sold Short [17 CFR 210.12-12A];
•	Open Option Contracts Written [17 CFR 210.12-12B];
•	Investments Other Than Securities [17 CFR 210.12-13]; and/or
•	Investments in and Advances to Affiliates [17 CFR 210.12-14]]
•	State in a footnote the following amounts based on cost for Federal income tax purposes: (a) Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost, (b) the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value, (c) the net unrealized appreciation or depreciation, and (d) the aggregate cost of securities for Federal income tax purposes. [17 CFR 210.12-12]

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date  August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date  August 19, 2016

By (Signature and Title)*  /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer/Principal Financial Officer

Date  August 19, 2016

* Print the name and title of each signing officer under his or her signature.